Related Parties - Summary of Time Deposits, Bank Borrowings, Debt Securities Issued, Lease Liabilities at related parties (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 20,591,470	₺ 43,407,567
Banks - Time deposits | Gross Carrying Amount
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 25,646,258	₺ 45,290,997
Banks - Time deposits | Gross Carrying Amount | USD | January 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | $			$ 233,940
Effective interest rate of financial assets, related party	2.10%
Financial assets (liabilities) with related parties	₺ 8,241,594
Banks - Time deposits | Gross Carrying Amount | USD | January - February 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | $					$ 342,372
Effective interest rate of financial assets, related party		4.40%
Financial assets (liabilities) with related parties		₺ 14,569,081
Banks - Time deposits | Gross Carrying Amount | EUR | January 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | €				€ 196,070
Effective interest rate of financial assets, related party	2.30%
Financial assets (liabilities) with related parties	₺ 7,210,579
Banks - Time deposits | Gross Carrying Amount | EUR | January - February 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | €						€ 455,757
Effective interest rate of financial assets, related party		3.70%
Financial assets (liabilities) with related parties		₺ 21,482,276
Banks - Time deposits | Gross Carrying Amount | TRY | January - May 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 9,828,355
Effective interest rate of financial assets, related party	47.40%
Financial assets (liabilities) with related parties	₺ 10,194,085
Banks - Time deposits | Gross Carrying Amount | TRY | January 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		₺ 6,376,563
Effective interest rate of financial assets, related party		40.70%
Financial assets (liabilities) with related parties		₺ 9,239,640
Bank borrowings
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	(9,652,466)	(10,199,160)
Bank borrowings | TRY | January 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	680,000
Financial assets (liabilities) with related parties	(682,648)
Bank borrowings | TRY | January - June 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	7,297,000
Financial assets (liabilities) with related parties	(8,663,215)
Bank borrowings | TRY | January 2025 - August 2027
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	285,000
Financial assets (liabilities) with related parties	(294,044)
Bank borrowings | TRY | April 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	11,981
Financial assets (liabilities) with related parties	₺ (12,559)
Bank borrowings | TRY | February - October 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		4,673,500
Financial assets (liabilities) with related parties		(7,167,928)
Bank borrowings | TRY | January - September 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		553,450
Financial assets (liabilities) with related parties		(801,896)
Bank borrowings | TRY | January 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		1,349,880
Financial assets (liabilities) with related parties		(1,958,601)
Bank borrowings | TRY | August 2024 - April 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		72,206
Financial assets (liabilities) with related parties		(111,574)
Bank borrowings | TRY | February 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		₺ 104,860
Effective interest rate of financial liabilities, related party		34.80%
Financial assets (liabilities) with related parties		₺ (159,161)
Bank borrowings | TRY | Minimum | January 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	47.10%
Bank borrowings | TRY | Minimum | January - June 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	44.00%
Bank borrowings | TRY | Minimum | January 2025 - August 2027
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	53.10%
Bank borrowings | TRY | Minimum | April 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	28.80%
Bank borrowings | TRY | Minimum | February - October 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		12.20%
Bank borrowings | TRY | Minimum | January - September 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		19.80%
Bank borrowings | TRY | Minimum | January 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		41.70%
Bank borrowings | TRY | Minimum | August 2024 - April 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		28.80%
Bank borrowings | TRY | Maximum | January 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	47.60%
Bank borrowings | TRY | Maximum | January - June 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	56.00%
Bank borrowings | TRY | Maximum | January 2025 - August 2027
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	58.00%
Bank borrowings | TRY | Maximum | April 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	29.30%
Bank borrowings | TRY | Maximum | February - October 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		54.40%
Bank borrowings | TRY | Maximum | January - September 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		55.20%
Bank borrowings | TRY | Maximum | January 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		42.30%
Bank borrowings | TRY | Maximum | August 2024 - April 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		49.80%
Debt securities issued
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (925,603)	₺ (1,381,581)
Debt securities issued | TRY | March - May 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	900,000
Financial assets (liabilities) with related parties	₺ (925,603)
Debt securities issued | TRY | January 2024 - March 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		900,000
Financial assets (liabilities) with related parties		₺ (1,381,581)
Debt securities issued | TRY | Minimum | March - May 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	42.00%
Debt securities issued | TRY | Minimum | January 2024 - March 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		39.00%
Debt securities issued | TRY | Maximum | March - May 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	44.50%
Debt securities issued | TRY | Maximum | January 2024 - March 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		44.50%
Lease liabilities
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (111,972)	₺ (210,834)
Lease liabilities | EUR
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties		₺ (88,435)
Lease liabilities | EUR | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		0.30%
Lease liabilities | EUR | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		3.70%
Lease liabilities | TRY
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (111,972)	₺ (122,399)
Lease liabilities | TRY | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	12.50%	12.50%
Lease liabilities | TRY | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	62.00%	55.25%